SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Salaries and related cost (including stock-based compensation in the amount of $485)	$ 595
AppYea’s Management fee participation	(60)
Financial income,net	$ 2